Restatement of Previously Issued Financial Statements - Statement of Cash Flows (Details) - USD ($)		3 Months Ended		12 Months Ended
	Aug. 20, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				$ (156,124,000)	$ (59,414,000)
Net cash used in operating activities		$ (1,827,000)	$ (10,670,000)	(33,671,000)	(29,678,000)
Net cash used in investing activities		(2,763,000)	(3,310,000)	(12,036,000)	(46,358,000)
Net cash provided by financing activities		7,093,000	12,155,000	40,294,000	67,201,000
Net decrease in cash and cash equivalents		2,931,000	(2,009,000)	(5,947,000)	(9,005,000)
Star Peak Energy Transition Corp [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss		(156,346,958)	(1,100)	(112,633,298)	(10,406)
Adjustments to reconcile net loss to net cash used in operating activities				109,269,830
Net cash used in operating activities		(510,709)	0	(1,838,477)	(17,473)
Net cash used in investing activities				(383,585,040)
Net cash provided by financing activities				386,360,290	(142,199)
Net decrease in cash and cash equivalents		$ (510,709)	$ 0	936,773	$ (159,672)
Increase to warrant liabilities due to the impact of accounting for Public and private warrants	$ 11,800,000
Star Peak Energy Transition Corp [Member] | Restatement of warrants as derivative liabilities | As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				(3,363,468)
Net cash used in operating activities				(1,838,477)
Net cash used in investing activities				(383,585,040)
Net cash provided by financing activities				386,360,290
Net decrease in cash and cash equivalents				936,773
Star Peak Energy Transition Corp [Member] | Restatement of warrants as derivative liabilities | Restatement Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				(109,269,830)
Adjustments to reconcile net loss to net cash used in operating activities				$ 109,269,830